Plant and Equipment - Schedule of Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Plant and Equipment [Line Items]
Balance at beginning		RM 22,012,303
Balance at ending	$ 7,645,262	31,173,554	RM 22,012,303
Computer and Software [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		134,376
Balance at ending	24,419	99,568	134,376
Motor Vehicles [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		544,185
Balance at ending	197,829	806,647	544,185
Office Equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		8,853
Balance at ending	1,713	6,986	8,853
Equipment and Tools [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		298,352
Balance at ending	64,289	262,139	298,352
Office Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		810,279
Balance at ending	176,958	721,546	810,279
Solar Asset Under Construction [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		353,385
Balance at ending	2,656,402	10,831,477	353,385
Plant and Machinery & Solar Asset Plant [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		19,362,511
Balance at ending	4,519,541	18,428,427	19,362,511
Forklift [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		4,720
Balance at ending	165	674	4,720
Capital Work-in-Progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		495,642
Balance at ending	$ 3,946	16,090	495,642
Cost [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		25,696,837	27,979,320
Addition		10,408,457	1,126,633
Written off		(100,230)
Adjustment		(164)	(3,409,116)
Balance at ending		36,004,900	25,696,837
Cost [Member] | Computer and Software [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		348,437	254,214
Addition		13,913	94,223
Written off		(100,230)
Adjustment		(164)
Balance at ending		261,956	348,437
Cost [Member] | Motor Vehicles [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		719,547	369,547
Addition		371,134	350,000
Written off
Adjustment
Balance at ending		1,090,681	719,547
Cost [Member] | Office Equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		45,738	39,628
Addition			6,110
Written off
Adjustment
Balance at ending		45,738	45,738
Cost [Member] | Equipment and Tools [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		362,137	59,389
Addition			302,748
Written off
Adjustment
Balance at ending		362,137	362,137
Cost [Member] | Office Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		1,131,903	1,082,273
Addition			49,630
Written off
Adjustment		24,870
Balance at ending		1,156,773	1,131,903
Cost [Member] | Solar Asset Under Construction [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		353,385	470,396
Addition		10,003,180
Written off
Adjustment		474,912	(117,011)
Balance at ending		10,831,477	353,385
Cost [Member] | Plant and Machinery & Solar Asset Plant [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		22,194,248	25,486,353
Addition
Written off
Adjustment			(3,292,105)
Balance at ending		22,194,248	22,194,248
Cost [Member] | Forklift [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		45,800	45,800
Addition
Written off
Adjustment
Balance at ending		45,800	45,800
Cost [Member] | Capital Work-in-Progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		495,642	171,720
Addition		20,230	323,922
Written off
Adjustment		(499,782)
Balance at ending		16,090	495,642
Accumulated depreciation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		3,684,534	1,396,325
Written off		(81,360)
Adjustment		(50)
Balance at ending		4,831,346	3,684,534
Depreciation charge during the year		1,228,222	2,288,209
Accumulated depreciation [Member] | Computer and Software [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		214,061	148,905
Written off		(81,360)
Adjustment		(50)
Balance at ending		162,388	214,061
Depreciation charge during the year		29,737	65,156
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		175,362	49,741
Written off
Adjustment
Balance at ending		284,034	175,362
Depreciation charge during the year		108,672	125,621
Accumulated depreciation [Member] | Office Equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		36,885	30,879
Written off
Adjustment
Balance at ending		38,752	36,885
Depreciation charge during the year		1,867	6,006
Accumulated depreciation [Member] | Equipment and Tools [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		63,785	22,248
Written off
Adjustment
Balance at ending		99,998	63,785
Depreciation charge during the year		36,213	41,537
Accumulated depreciation [Member] | Office Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		321,624	101,419
Written off
Adjustment
Balance at ending		435,227	321,624
Depreciation charge during the year		113,603	220,205
Accumulated depreciation [Member] | Plant and Machinery & Solar Asset Plant [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		2,831,737	1,010,144
Written off
Adjustment
Balance at ending		3,765,821	2,831,737
Depreciation charge during the year		934,084	1,821,593
Accumulated depreciation [Member] | Forklift [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning		41,080	32,989
Written off
Adjustment
Balance at ending		45,126	41,080
Depreciation charge during the year		RM 4,046	RM 8,091